Annual Total Returns - Class 529-A	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
American Funds College 2039 Fund
Prospectus [Line Items]
Annual Return [Percent]	15.31%	21.95%	(20.67%)
American Funds College 2036 Fund
Prospectus [Line Items]
Annual Return [Percent]	13.67%	19.08%	(18.37%)	12.38%	16.77%	22.42%
American Funds College 2033 Fund
Prospectus [Line Items]
Annual Return [Percent]	10.55%	13.54%	(15.14%)	10.54%	15.50%	19.45%	(5.94%)	19.33%	6.84%
American Funds College 2030 Fund
Prospectus [Line Items]
Annual Return [Percent]	7.66%	9.25%	(11.68%)	9.21%	10.87%	16.61%	(3.75%)	15.27%	6.51%	(0.57%)
American Funds College 2027 Fund
Prospectus [Line Items]
Annual Return [Percent]	5.57%	6.57%	(9.87%)	6.50%	7.66%	13.35%	(2.30%)	11.77%	6.32%	(0.86%)
American Funds College Enrollment Fund
Prospectus [Line Items]
Annual Return [Percent]	4.68%	4.87%	(7.06%)	(0.68%)	5.93%	3.98%	0.79%	0.92%	1.20%	0.81%